SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

         Pre-Effective Amendment No.                                       [__]


         Post-Effective Amendment No. 14                                   [X]


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]


         Amendment No. 16                                                  [X]


                        (Check appropriate box or boxes.)

               THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

            c/o The Dreyfus Corporation
            200 Park Avenue, New York, New York                  10166
            (Address of Principal Executive Offices)             (Zip Code)

         Registrant's Telephone Number, including Area Code: (212) 922-6000

                              Mark N. Jacobs, Esq.
                                 200 Park Avenue
                            New York, New York 10166
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

         ------   immediately upon filing pursuant to paragraph (b)


           X      on May 1, 2003 pursuant to paragraph (b)
         ------      -----------


                  60 days after filing pursuant to paragraph (a)(1)
         ------

                  on    (date)    pursuant to paragraph (a)(1)
         ------      ------------

                  75 days after filing pursuant to paragraph (a)(2)
         ------

                  on     (date)      pursuant to paragraph (a)(2) of Rule 485
         ------      ---------------


If appropriate, check the following box:

         ------ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


The Dreyfus Socially Responsible Growth Fund, Inc.

Investing in large-cap stocks that meet
certain financial as well as social criteria


PROSPECTUS May 1, 2003


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


[Page]


Contents

The Fund
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Goal/Approach                                                                1


Main Risks                                                                   2

Past Performance                                                             4

Expenses                                                                     5

Management                                                                   6

Financial Highlights                                                         7

Account Information
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Account Policies                                                             9

Distributions and Taxes                                                      9

Exchange Privilege                                                          10


For More Information
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INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMI-ANNUAL REPORT. SEE BACK COVER.

Fund shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies"). Individuals may not purchase shares directly from, or place sell orders directly with, the fund. The VA contracts and VLI policies are described in the separate prospectuses issued by the participating insurance companies, as to which the fund assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of directors will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

The fund currently offers two classes of shares: Initial shares and Service shares. VA contract holders and VLI policyholders should consult the applicable prospectus of the separate account of the participating insurance company to determine which class of fund shares may be purchased by the separate account

While the fund's investment objectives and policies may be similar to those of other funds managed by the investment adviser, the fund's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

[Page]


The Dreyfus Socially Responsible Growth Fund, Inc.

The Fund

GOAL/APPROACH

The fund seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund, under normal circumstances, invests at least 80% of its assets in the common stocks of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.


The fund's investment strategy combines market economics and fundamental research with a proactive social screening process. The portfolio managers begin by assessing current economic conditions and forecasting economic expectations. Each industry sector of the Standard and Poor's 500 Composite Stock Price Index (S&P 500((reg.tm) )) is examined to determine the sector's market capitalized weighting and to estimate the performance of the sector relative to the S&P 500 as a whole. A balance is determined for the fund, giving greater weight to sectors that are expected to outperform the overall market and less weight to sectors that are expected to underperform the overall market. Stocks are then selected for potential inclusion in the fund's portfolio, based typically on the issuer's industry classification, the stock's historical sensitivity to changing economic events and conditions, and an assessment of the stock's current valuation and prospects. The fund looks for companies that tend to have strong performance records, solid market positions and reasonable financial strength. The portfolio managers then evaluate each stock considered to be a potential purchase candidate to determine whether the company enhances the quality of life in America by considering its record in the areas of:


* protection and improvement of the environment and the proper use of our natural resources

*    occupational health and safety

*    consumer protection and product purity

*    equal employment opportunity

Consistent with its consumer protection screen, the fund will not purchase shares in a company that manufactures tobacco products.


If the portfolio managers' assessment does not reveal a negative pattern of conduct in these social areas, the company's stock is eligible for purchase. If the portfolio managers determine that a company fails to meet the fund's social criteria, the stock will not be purchased, or if it is already owned, it will be sold as soon as reasonably possible, consistent with the best interests of the fund.

The fund also typically sells a stock when the portfolio managers believe there is a more attractive alternative, the stock's valuation is excessive or there are deteriorating fundamentals, such as a loss of competitive advantage, a failure in management execution or deteriorating capital structure. The fund also may sell stocks when the portfolio managers' evaluation of a sector has changed.


Concepts to understand


SOCIAL SCREENING: The portfolio managers use publicly available information, including reports prepared by "watchdog" groups and governmental agencies, to assist them in the social screening process. Because there are few generally accepted standards for the portfolio managers to use in the evaluation, the portfolio managers will determine which research tools to use. The portfolio managers do not currently examine:


*    corporate activities outside the U.S.

*    nonbusiness activities

* secondary implications of corporate activities (such as the activities of a client or customer of the company being evaluated)

                                                                       The Fund
[Page 1]

MAIN RISKS

The fund's principal risks are discussed below. The value of a shareholder's investment in the fund will fluctuate, sometimes dramatically, which means shareholders could lose money.

* MARKET RISK. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

* ISSUER RISK. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.

* SOCIAL INVESTMENT RISK. The fund's socially responsible investment criteria may limit the number of investment opportunities available to the fund, and as a result, the fund may produce more modest gains than funds that are not subject to such special investment considerations.

* SMALLER COMPANY RISK. Small and midsize companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities. These companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Some of the fund's investments will rise and fall based on investor perception rather than economic factors. Other investments, including special situations, are made in anticipation of future products and services or events whose delay or cancellation could cause the stock price to drop.


* VALUE AND GROWTH STOCK RISK. By investing in a mix of value and growth companies, the fund assumes the risks of both. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the fund's performance may sometimes be lower or higher than that of other types of funds. Value stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock's intrinsic worth, or the portfolio manager misgauged that worth. They also may decline in price even though in theory they are already undervalued. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

* MARKET SECTOR RISK. The fund may overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.


[Page 2]


* DERIVATIVES RISK. The fund may write (sell) covered call option contracts to hedge the fund's portfolio and increase returns. There is the risk that such transactions will reduce returns or increase volatility.

* IPO RISK. The fund may purchase securities of companies in initial public offerings ("IPOs"). The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the fund's performance depends on a variety of factors, including the number of IPOs the fund invests in relative to the size of the fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund's asset base increases, IPOs often have a diminished effect on such fund's performance.

What the fund is -- and isn't

The fund is a mutual fund: a pooled investment that is professionally managed and gives shareholders the opportunity to participate in financial markets. It strives to reach its stated goals, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the fund, but shareholders also have the potential to make money.




Other potential risks


Under adverse market conditions, the fund could invest some or all of its assets in certain fixed-income and money market securities of eligible companies and domestic banks. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its primary investment objective.


At times, the fund may engage in short-term trading, which could produce higher transaction costs.


The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.



                                                                       The Fund
[Page 3]


PAST PERFORMANCE


The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Initial shares from year to year. The table compares the average annual total returns of each of the fund's share classes to those of the S&P 500((reg.tm)), a broad measure of stock performance. Performance for the fund's Service shares, which commenced operations on December 31, 2000, is based on the performance of the fund's
Initial shares prior to that date. The historical performance of the fund's Service shares prior to December 31, 2000 has not been adjusted to reflect the higher operating expenses of the Service shares; if these expenses had been reflected, such performance would have been lower. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results. Performance for each share class will vary due to differences in expenses.
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Year-by-year total returns AS OF 12/31 EACH YEAR (%)

INITIAL SHARES


         1.49   34.56   21.23   28.44   29.38   30.08  -11.03  -22.57  -28.94
   93      94      95      96      97      98      99      00      01      02




BEST QUARTER:                    Q4 '98                           +23.87%


WORST QUARTER:                   Q3 '02                           -18.60%


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Average annual total returns AS OF 12/31/02

                                                                                                             Since
                                                                                                           inception
                                                                                                            of fund
                                                1 Year                         5 Years                     (10/7/93)
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INITIAL SHARES                                 -28.94%                          -3.80%                        7.08%

SERVICE SHARES                                 -29.14%                          -3.92%                        7.01%

S&P 500                                        -22.09%                          -0.58%                        9.27%*


*    FOR COMPARATIVE PURPOSES,  THE VALUE OF THE INDEX ON 9/30/93 IS USED AS THE
     BEGINNING VALUE ON 10/7/93.

Additional costs

Performance information reflects the fund's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the fund's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.


[Page 4]


EXPENSES

Investors using this fund to fund a VA contract or a VLI policy will pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the fund's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies.
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Fee table

                                                    Initial         Service
                                                    shares           shares
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ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                      0.75%             0.75%

Shareholder services fee                             0.00%              none

Rule 12b-1 fee                                        none             0.25%


Other expenses                                       0.05%             0.03%
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TOTAL                                                0.80%             1.03%

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Expense example

                                             1 Year               3 Years                5 Years               10 Years
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INITIAL SHARES                               $82                  $255                   $444                  $990

SERVICE SHARES                               $105                 $328                   $569                  $1,259



This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund and assisting in all aspects of the fund's operations.

SHAREHOLDER SERVICES FEE: a fee of up to 0.25% may be used to reimburse the fund's distributor for providing account service and maintenance for holders of Initial shares.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies, and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of fund assets attributable to Service shares, over time it will increase the cost of an investment in Service shares and could cost investors more than paying other types of sales charges.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

                                                                       The Fund

[Page 5]


MANAGEMENT


The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $174 billion in over 200 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus an investment advisory fee at the annual rate of 0.75% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.9 trillion of assets under management, administration or custody, including approximately $581 billion under management. Mellon provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.


Emerson Tuttle serves as the fund's primary portfolio manager with respect to selection of portfolio securities. Mr. Tuttle has held his position with the fund since May 2002 and has been employed by Dreyfus since January 2002. He also is senior vice president and chief investment officer of Mellon Growth Advisors, an affiliate of Dreyfus. Prior to joining Mellon Growth Advisors in September 2001, he was a principal at State Street Global Advisors where he was employed from April 1981 to September 2001.

Paul Hilton serves as the fund's primary portfolio manager with respect to its areas of social concern. Mr. Hilton has held this position with the fund and has been employed by Dreyfus since July 2002. From August 1998 through April 2001, he was a portfolio manager for Dreyfus and from October 1998 through April 2001, he served as the fund's primary portfolio manager with respect to its areas of social concern. Since April 2001, Mr. Hilton also has been employed outside of the mutual fund industry. He is currently pursuing a Masters of Education degree. From April 1997 through August 1998, he was a research analyst in the social awareness program at Smith Barney Asset Management, a division of Travelers Group.

The fund, Dreyfus and Dreyfus Service Corporation (the fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.


[Page 6]



FINANCIAL HIGHLIGHTS


The following tables describe the performance for each share class for the fiscal periods indicated. Certain information reflects financial results for a single fund share. "Total return" shows how much an investment in the fund would have increased (or decreased) during each period, assuming the investor had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the tables, would reduce the investment returns that are shown.


                                                                                              YEAR ENDED DECEMBER 31,


 INITIAL SHARES                                                                   2002      2001       2000       1999      1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                           26.67      34.47      39.07      31.08     24.97

 Investment operations:   Investment income -- net                              .05(1)     .02(1)     .32(1)    .01(1)       .05

                          Net realized and unrealized
                          gain (loss) on investments                           (7.77)     (7.80)     (4.63)       9.34      7.28

 Total from investment operations                                              (7.72)     (7.78)     (4.31)       9.35      7.33

 Distributions:           Dividends from investment
                          income -- net                                         (.05)      (.02)      (.29)      (.01)     (.05)

                          Dividends from net realized
                          gain on investments                                      --         --         --     (1.35)    (1.17)

 Total distributions                                                            (.05)      (.02)      (.29)     (1.36)    (1.22)

 Net asset value, end of period                                                 18.90      26.67      34.47      39.07     31.08

 Total Return (%)                                                             (28.94)    (22.57)    (11.03)      30.08     29.38
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RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .80        .78        .78        .79       .80

 Ratio of net investment income to average net assets                             .20        .06        .82        .04       .20

 Portfolio turnover rate                                                        90.07     110.82      63.60      70.84     67.60
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 Net assets, end of period ($ x 1,000)                                        456,014    779,063  1,075,089    897,539   477,797


(1)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

                                                                       The Fund
[Page 7]



FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                      YEAR ENDED DECEMBER 31,


 SERVICE SHARES                                                                                  2002         2001        2000(1)
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PER-SHARE DATA ($):

 Net asset value, beginning of period                                                             26.59        34.47       34.47

 Investment operations:   Investment (loss) -- net                                           (.00)(2,3)     (.06)(2)          --

                          Net realized and unrealized gain (loss) on investments                 (7.75)       (7.82)          --

 Total from investment operations                                                                (7.75)       (7.88)          --

 Distributions:           Dividends from investment income -- net                              (.00)(3)     (.00)(3)          --

 Net asset value, end of period                                                                   18.84        26.59       34.47

 Total Return (%)                                                                               (29.14)      (22.85)          --
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RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                                           1.03         1.09          --

 Ratio of net investment (loss) to average net assets                                             (.01)        (.20)          --

 Portfolio turnover rate                                                                          90.07       110.82       63.60
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 Net assets, end of period ($ x 1,000)                                                            8,115        8,275           1


(1)  THE FUND COMMENCED OFFERING SERVICE SHARES ON DECEMBER 31, 2000.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.


[Page 8]


                                                            Account Information

ACCOUNT POLICIES

Buying/Selling shares

FUND SHARES MAY BE PURCHASED OR SOLD (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling fund shares.

THE PRICE FOR FUND SHARES is the net asset value (NAV) of the relevant class, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on days the exchange is open for regular business. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the fund in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.

WIRE PURCHASE PAYMENTS MAY BE MADE if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900118474/The Dreyfus Socially Responsible Growth Fund, Inc./share class), for purchase of fund shares. The wire must include the fund account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable, of the participating insurance company.

THE FUND'S INVESTMENTS are generally valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.

DISTRIBUTIONS AND TAXES

THE FUND USUALLY PAYS DIVIDENDS from its net investment income and distributes any net capital gains that it has realized once a year.

Each share class will generate a different dividend because each has different expenses. Distributions will be reinvested in the fund unless the participating insurance company instructs otherwise.

Since the fund's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal personal income tax consequences to VA contract holders and VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the fund. From time to time, a shareholder may own a substantial number of fund shares. The sale of a large number of shares could hurt the fund's NAV.

                                                            Account Information
[Page 9]


EXCHANGE PRIVILEGE

SHAREHOLDERS CAN EXCHANGE SHARES of a class of the fund for shares of the same class of any other fund or portfolio managed by Dreyfus that is offered only to separate accounts established by insurance companies to fund VA contracts and VLI policies, or for shares of any such money market portfolio, subject to the terms and conditions relating to exchanges of the applicable insurance company prospectus. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for more information on exchanging fund shares.

[Page 10]

NOTES
[Page]

NOTES
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NOTES
[Page]

                                                           For More Information

The Dreyfus Socially Responsible Growth Fund, Inc.
--------------------------------------
SEC file number:  811-7044

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's portfolio managers discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2003 Dreyfus Service Corporation                                  111P0503


This prospectus is printed on recycled paper.


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               THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
                      (STATEMENT OF ADDITIONAL INFORMATION)
                                     PART B

                                   MAY 1, 2003

                     (FOR INITIAL SHARES AND SERVICE SHARES)
--------------------------------------------------------------------------------


         This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of The Dreyfus Socially Responsible Growth Fund, Inc. (the "Fund"), dated May 1, 2003, as it may be revised from time to time. To obtain a copy of the Fund's Prospectus please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York, 11556-0144, or call 1-800-554-4611 or 516-338-3300.


         Fund shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies ("Participating Insurance Companies") to fund variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies" and together with VA contracts, the "Policies"). Individuals may not purchase Fund shares directly from the Fund. The Policies are described in the separate prospectuses issued by the Participating Insurance Companies.

         The Fund currently offers two classes of shares: Initial shares and Service shares. VA contract holders and VLI policy holders should consult the applicable prospectus of the separate account of the Participating Insurance Company to determine which class of Fund shares may be purchased by the separate account.


         The most recent Annual Report and Semi-Annual Report to Shareholders for the Fund are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.


                                TABLE OF CONTENTS
                                                                          Page
Description of the Fund...................................................B-2

Management of the Fund....................................................B-10
Management Agreements.....................................................B-15
How to Buy Shares.........................................................B-18
Shareholder Services Plan (Initial Shares only)...........................B-19
Distribution Plan (Service Shares only)...................................B-19
How to Redeem Shares......................................................B-20
Exchange Privilege........................................................B-21
Determination of Net Asset Value..........................................B-21
Dividends, Distributions and Taxes........................................B-22
Portfolio Transactions....................................................B-24
Performance Information...................................................B-27
Information About the Fund................................................B-28
Counsel and Independent Auditors..........................................B-29

                             DESCRIPTION OF THE FUND


         The Fund is a Maryland corporation that was formed on July 20, 1992 and commenced operations on October 7, 1993. The Fund is an open-end management investment company, known as a mutual fund. The Fund is a diversified fund, which means that, with respect to 75% of the Fund's total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer nor hold more than 10% of the outstanding voting securities of any single issuer (other than, in each case, securities of other investment companies, and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

         The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser.


         Dreyfus Service Corporation (the "Distributor") is the distributor of the Fund's shares.

CERTAIN PORTFOLIO SECURITIES

         The following information supplements and should be read in conjunction with the Fund's Prospectus.

         During a period when it becomes desirable to move the Fund toward a defensive position because of adverse trends in the financial markets or the economy, the Fund may invest some or all of its assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, corporate bonds, high grade commercial paper, repurchase agreements, time deposits, bank certificates of deposit, bankers' acceptances and other short-term bank obligations issued in this country as well as those issued in dollar denominations by the foreign branches of U.S. banks, and cash or cash equivalents, without limit as to amount, as long as such investments are made in securities of eligible companies and domestic banks. The Fund also may purchase these types of securities when it has cash reserves or in anticipation of taking a market position.

         U.S. GOVERNMENT SECURITIES. U.S. Government securities include a variety of U.S. Treasury Securities, which differ in their interest rates, maturities and times of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater then ten years. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, such as Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the U.S. Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the instrumentality. These securities bear fixed, floating or variable rates of interest. Principal and interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so since it is not so obligated by law. The Fund will invest in such securities only when the Fund is satisfied that the credit risk with respect to the issuer is minimal.


         INVESTMENT COMPANIES. The Fund may invest in securities issued by other investment companies. Under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund's investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in the aggregate. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. The Fund also may invest its uninvested cash reserves or cash it receives as collateral from borrowers of its portfolio securities in connection with the Fund's securities lending program, in shares of one or more money market funds advised by the Manager. Such investments will not be subject to the limitations described above, except that the Fund's aggregate investment of uninvested cash reserves in such money market funds may not exceed 25% of its total assets. See "Lending Portfolio Securities."


         FOREIGN SECURITIES. The Fund may invest in foreign securities. Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.

         Because evidences of ownership of such securities usually are held outside the United States, the Fund will be subject to additional risks which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect or restrict the payment of principal and interest on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise.

         Since foreign securities often are purchased with and payable in currencies of foreign countries, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

         ILLIQUID SECURITIES. The Fund may invest up to 15% of the value of its net assets in securities which are illiquid securities, provided such investments are consistent with the Fund's investment objectives. Illiquid securities are securities which are not readily marketable, including those with legal or contractual restrictions on resale. Rule 144A under the Securities Act of 1933, as amended (the "Securities Act"), permits certain resales of restricted securities to qualified institutional buyers without registration under the Securities Act ("Rule 144A Securities"). The Fund's Board has directed the Manager to monitor the Fund's investments in such securities with particular regard to trading activity, availability of reliable price information and other relevant information, and has approved procedures to determine whether a readily available market exists. Rule 144A Securities for which there is a readily available market are not illiquid. Investment in illiquid securities subjects the Fund to the risk that it will not be able to sell such securities when it may be opportune to do so, which could adversely affect the Fund's net asset value.

         When the Fund purchases securities that are illiquid due to the fact that such securities have not been registered under the Securities Act, the Fund will endeavor to obtain the right to registration at the expense of the issuer. Generally, there will be a lapse of time between the Fund's decision to sell any such securities and the registration of the securities permitting sale. The valuation of illiquid securities will be monitored by the Manager subject to the supervision of the Fund's Board.


         INITIAL PUBLIC OFFERINGS. The Fund may purchase securities of companies in initial public offerings ("IPOs") or shortly thereafter. An IPO is a corporation's first offering of stock to the public. Shares are given a market value reflecting expectations for the corporation's future growth. Special rules of the National Association of Securities Dealers, Inc. apply to the distribution of IPOs. Corporations offering IPOs generally have a limited operating history and may involve greater risk. The prices of securities issued in IPOs can be very volatile rising and falling rapidly based, among other reasons, solely on investor perceptions rather than corporate and market development.

         REPURCHASE AGREEMENTS. Repurchase agreements involve the acquisition by the Fund of an underlying debt instrument subject to an obligation of the seller to repurchase, and the Fund to resell, the instrument at a fixed price, usually not more than one week after its purchase. The Fund's custodian will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission (the "SEC") to be loans by the Fund. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Fund will enter into repurchase agreements only with domestic banks with total assets in excess of one billion dollars or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which the Fund may invest, and the Fund will require that additional securities be deposited with its custodian if the value of the securities purchased should decrease below resale price. The Manager will monitor on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price. Certain costs may be incurred by the Fund in connection with the sale of the securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, realization on the securities by the Fund may be delayed or limited. The Fund will consider on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements.


         CERTIFICATES OF DEPOSIT. Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

         TIME DEPOSITS. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.

         BANKERS' ACCEPTANCES. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity.

INVESTMENT TECHNIQUES

         The following information supplements and should be read in conjunction with the Fund's Prospectus.

         WRITING AND PURCHASING OPTIONS. To earn additional income on its portfolio, the Fund, to a limited extent, may write covered call options on securities owned by the Fund ("covered options" or "options") and purchase call options in order to close option transactions, as described below.

         A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at the exercise price at any time during the option period, regardless of the market price of the security. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. When a covered option is written by the Fund, the Fund will make arrangements with the Fund's Custodian, to segregate the underlying securities until the option either is exercised, expires or the Fund closes out the option as described below. A covered option sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security which might otherwise have been sold to protect against depreciation in the market price of the security. To limit this exposure, the value of the portfolio securities underlying covered call options written by the Fund will be limited to an amount not in excess of 20% of the value of the Fund's net assets at the time such options are written.

         The Fund will purchase call options only to close out open positions. To close out a position, the Fund may make a "closing purchase transaction," which involves purchasing a call option on the same security with the same exercise price and expiration date as the option which it has previously written on a particular security. The Fund will realize a profit (or loss) from a closing purchase transaction if the amount paid to purchase a call option is less (or more) than the amount received from the sale thereof.


         BORROWING MONEY. The Fund is permitted to borrow to the extent permitted under the 1940 Act, which permits an investment company to borrow an amount up to 33 1/3% of the value of its total assets. The Fund currently intends to borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments.

         LENDING PORTFOLIO SECURITIES. The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. The Fund also has the right to terminate a loan at any time. The Fund may call the loan to vote proxies if a material issue affecting the Fund's investment is to be voted upon. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund's total assets (including the value of all assets received as collateral for the loan). The Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of a letter of credit or securities, the borrower will pay the Fund a loan premium fee. If the collateral consists of cash, the Fund will reinvest the cash and pay the borrower a pre-negotiated fee or "rebate" from any return earned on the investment. The Fund may participate in a securities lending program operated by Mellon Bank, N.A., as lending agent (the "Lending Agent"). The Lending Agent will receive a percentage of the total earnings of the Fund derived from lending its portfolio securities. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Manager to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund will minimize this risk by limiting the investment of cash collateral to money market funds advised by the Manager, repurchase agreements or other high quality instruments with short maturities.


OTHER INVESTMENT CONSIDERATIONS AND RISKS

         The following information supplements and should be read in conjunction with the Fund's Prospectus.


         The Fund's objectives and special considerations (social screens), as described in the Fund's Prospectus, cannot be changed without approval by the holders of a majority, as defined in the 1940 Act, of the Fund's outstanding voting shares. The Fund's Board may adopt additional criteria or restrictions governing the Fund's investments if the Board determines that the new criteria or restrictions are consistent with the Fund's objective of investing in a socially responsible manner, but the Board may not change the four existing special considerations described in the Prospectus without shareholder approval.


         The Board will review new portfolio acquisitions in light of the Fund's special concerns at their next regular meeting. While the Board will disqualify a company evidencing a pattern of conduct that is inconsistent with the Fund's special standards, the Board need not disqualify a company on the basis of incidents that, in the Board's judgment, do not reflect the company's policies and overall current level of performance in the areas of special concern to the Fund. The performance of companies in the areas of special concern are reviewed regularly to determine their continued eligibility.

         The Board of the Fund may, to a limited extent, authorize the purchase of securities of foreign companies which have not been declared eligible for investment ("ineligible securities") in order to facilitate the purchase of securities of other foreign companies which are contributing or will contribute to the enhancement of the quality of life in America and which have been declared eligible for investment ("eligible securities"). Certain countries have limited, either permanently or temporarily, the ability of foreigners to purchase shares of their domestic companies, shares which are already owned outside the country or shares which may be obtained through the sale of shares of other companies located in the same country which are owned outside that country. Accordingly, the Fund may purchase ineligible securities so that these securities may be sold or redeemed in the country of origin, and the proceeds thus received used for the purchase of eligible securities.

         Otherwise ineligible securities purchased for this limited purpose would be held in the Fund's portfolio for a maximum of 60 days in order to enable the Fund to have sufficient time to provide for the transportation of the securities and their sale or redemption. Most transactions of this type, however, are expected to be completed in a much shorter period. Furthermore, such investments are limited, as a fundamental policy, in the aggregate, to a maximum of 2% of the net assets of the Fund at the time of investment. Engaging in these transactions will result in additional expense to the Fund in the form of brokerage commissions incurred in the purchase and sale of the ineligible security. Finally, the Board would authorize investments in ineligible securities only for the purpose of facilitating the purchase of securities of a specific eligible company.


         SIMULTANEOUS INVESTMENTS. Investment decisions for the Fund are made independently from those of other investment companies advised by the Manager. However, if such other investment companies desire to invest in, or dispose of, the same securities as the Fund, available investments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.


         STATE INSURANCE REGULATION. The Fund is intended to be a funding vehicle for VA contracts and VLI policies to be offered by Participating Insurance Companies and will seek to be offered in as many jurisdictions as possible. Certain states have regulations concerning concentration of investments and certain investment techniques. If applied to the Fund, the Fund may be limited in its ability to engage in such techniques and to manage its portfolio with the flexibility provided herein. It is the Fund's intention to operate in material compliance with current insurance laws and regulations, as applied, in each jurisdiction in which the Fund is offered.

INVESTMENT RESTRICTIONS


         The Fund has adopted investment restrictions numbered 1 through 4 and 6 through 16 as fundamental policies. These restrictions cannot be changed without approval by the holders of a majority, as defined in the 1940 Act, of the Fund's outstanding voting shares. Investment restrictions numbered 5, 17 and 18 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. The Fund's policy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in the common stocks of companies that, in the opinion of the Fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America is a non-fundamental policy of the Fund, which may be changed without shareholder approval. However, the Fund will provide shareholders with at least 60 days' notice of any change in its policy to so invest 80% of its net assets.


     1. The Fund's special considerations described in the Fund's Prospectus will not be changed without stockholder approval. The Board may from time to time without stockholder approval adopt additional criteria or restrictions governing the Fund's investments if the Board determines that the new criteria or restrictions are consistent with the Fund's objective of investing in a socially responsible manner. Any such new criteria or restrictions would not be fundamental policies of the Fund and could be subsequently terminated or changed by the Board at any time without stockholder approval.

     2. The Fund may not purchase the securities of any issuer if such purchase would cause more than 5% of the value of its total assets to be invested in securities of such issuer (except securities of the United States Government or any instrumentality thereof).

     3. The Fund may not purchase the securities of any issuer if such purchase would cause the Fund to hold more than 10% of the outstanding voting securities of such issuer.

     4. The Fund may not purchase securities of any company having less than three years' continuous operating history (including that of any predecessors), if such purchase would cause the value of the Fund's investments in all such securities to exceed 5% of the value of its net assets. See also Investment Restriction No. 10.


     5. The Fund may not purchase securities of other investment companies, except to the extent permitted under the 1940 Act.


     6. The Fund may not purchase or retain the securities of any issuer if officers or Board members of the Fund or of its investment adviser, who own beneficially more than 1/2 of 1% of the securities of such issuer together own beneficially more than 5% of the securities of such issuer.

     7. The Fund may not purchase, hold or deal in commodities or commodity contracts, in oil, gas, or other mineral exploration or development programs, or in real estate but this shall not prohibit the Fund from investing, consistent with Investment Restriction 18 below, in securities of companies engaged in oil, gas or mineral investments or activities. This limitation shall not prevent the Fund from investing in securities issued by a real estate investment trust, provided that such trust is not permitted to invest in real estate or in interests other than mortgages or other security interests.

     8. The Fund may not borrow money, except to the extent permitted under the 1940 Act.


     9. The Fund may not lend any securities or make loans to others, except to the extent permitted under the 1940 Act (which currently limits such loans to no more than 33-1/3% of the value of the Fund's total assets) or as otherwise permitted by the SEC. For purposes of this Investment Restriction, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) and the entry into repurchase agreements shall not constitute loans by the Fund. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Fund's Board.


     10. The Fund may not act as an underwriter of securities of other issuers.

     11. The Fund may not purchase from or sell to any of its officers or Board members, or firms of which any of them are members, any securities (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions.

     12. The Fund may not invest in the securities of a company for the purpose of exercising management or control, but the Fund will vote the securities it owns in its portfolio as a shareholder in accordance with its views.

     13. The Fund may not purchase securities on margin, but the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities.

     14. The Fund may not sell any security short or engage in the purchase and sale of put, call, straddle, or spread options or combinations thereof, or in writing such options, except that the Fund may write and sell covered call option contracts on securities owned by the Fund up to, but not in excess of, 20% of the market value of its net assets at the time such option contracts are written. The Fund may also purchase call options for the purpose of terminating its outstanding obligations with respect to securities upon which covered call option contracts have been written. In connection with the writing of covered call options, the Fund may pledge assets to an extent not greater than 20% of the market value of its total net assets at the time such options are written.

     15. The Fund may not concentrate its investments in any particular industry or industries, except that the Fund may invest up to 25% of the value of its total assets in a single industry.

     16. The Fund may not purchase warrants in excess of 2% of the value of its net assets. Such warrants shall be valued at the lower of cost or market, except that warrants acquired by the Fund in units or attached to securities shall be deemed to be without value, for purposes of this restriction only.

     17. The Fund may not pledge, mortgage, hypothecate or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

     18. The Fund may not enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 15% of the value of the Fund's net assets would be so invested.

         If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction.

         In addition, the Fund has adopted the following policies as non-fundamental policies. The Fund intends (i) to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Internal Revenue Code of 1986, as amended (the "Code"), and (ii) to comply in all material respects with insurance laws and regulations applicable to investments of separate accounts of Participating Insurance Companies. As non-fundamental policies, these policies may be changed by vote of a majority of the Fund's Board at any time.


         The Fund and the Manager have received an exemptive order from the SEC which, among other things, permits the Fund to use cash collateral received in connection with lending the Fund's securities and other uninvested cash to purchase shares of one or more registered money market funds advised by the Manager in excess of the limitations imposed by the 1940 Act.


                             MANAGEMENT OF THE FUND

         The Fund's Board is responsible for the management and supervision of the Fund, and approves all significant agreements with those companies that furnish services to the Fund. These companies are as follows:

         The Dreyfus Corporation............................Investment Adviser

         Dreyfus Service Corporation........................Distributor
         Dreyfus Transfer, Inc..............................Transfer Agent
         Mellon Bank, N.A...................................Custodian


BOARD MEMBERS OF THE FUND(1)


         Board members of the Fund, together with information as to their positions with the Fund, principal occupations and other board memberships and affiliations, are shown below.



Name  (Age)                        Principal Occupation
Position With Fund (Since)         During Past 5 Years                  Other Board Memberships and Affiliations
--------------------------         -------------------                  ----------------------------------------


Joseph S. DiMartino (59)           Corporate Director and Trustee       The Muscular Dystrophy Association, Director
Chairman of the Board (1995)                                            Levcor International, Inc., an apparel fabric
                                                                          processor, Director
                                                                        Century Business Services, Inc., a provider of
                                                                          outsourcing functions for small and medium size
                                                                          companies, Director
                                                                        The Newark Group, a provider of a national market of
                                                                          paper recovery  facilities, paperboard mills and
                                                                          paperboard converting plants, Director

Clifford L. Alexander, Jr. (69)    President of Alexander &             Wyeth (formerly, American Home Products
Board Member (1992)                  Associates, Inc., a                  Corporation), a global leader in pharmaceuticals,
                                     management consulting firm           consumer healthcare products and animal health
                                     (January 1981 - present)             products, Director
                                   Chairman of the Board of             Mutual of America Life Insurance Company,
                                     Moody's Corporation                  Director
                                     (October 2000 - present)
                                   Chairman of the Board and
                                     Chief Executive Officer of
                                     The Dun and Bradstreet
                                     Corporation (October 1999 -
                                     September 2000)

Lucy Wilson Benson (75)            President of Benson and Associates,  The International Executive Services Corps., Director
Board Member (1992)                  consultants to business and        Citizens Network for Foreign Affairs,  Vice Chairman,
                                     government (1980 to present)         Council on Foreign Relations, Member
                                                                        Lafayette College Board of Trustees, Vice Chairman
                                                                          Emeritus
                                                                        Atlantic Counsel of the U.S., Director

David W. Burke (66)                Corporate Director and Trustee       John F. Kennedy Library Foundation, Director
Board Member (2003)                                                     U.S.S. Constitution Museum, Director

Whitney I. Gerard (68)             Partner of Chadbourne & Parke        None
Board Member (2003)                  LLP

Arthur A. Hartman (76)             Chairman of First NIS Regional       APCO Associates Inc., Senior Consultant
Board Member (2003)                  Fund (ING/Barings
                                     Management) and New
                                     Russia Fund
                                   Advisory Council Member to
                                     Barings Vostok

George L. Perry (69)               Economist and Senior Fellow at       State Farm Mutual Automobile Association,
Board Member (2003)                  Brookings Institution                Director
                                                                        State Farm Life Insurance Company, Director


1 None of the Board members are "interested persons" of the Fund, as defined in the 1940 Act.



         Board members are elected to serve for an indefinite term. The Fund has standing audit, nominating and compensation committees, each comprised of its Board members who are not "interested persons" of the Fund, as defined in the 1940 Act. The function of the audit committee is to oversee the Fund's financial and reporting policies and certain internal control matters; the function of the nominating committee is to select and nominate all candidates who are not "interested persons" of the Fund for election to the Fund's Board; and the function of the compensation committee is to establish the appropriate compensation for serving on the Board. The nominating committee does not normally consider nominees recommended by shareholders. The Fund also has a standing pricing committee, comprised of any one Board member. The function of the pricing committee is to assist in valuing the Fund's investments. The audit committee met four times, the compensation committee met once and the nominating committee met once during the fiscal year ended December 31, 2002. The pricing committee had no meetings during the last fiscal year.

         The table below indicates each Board member's ownership of Fund shares and shares of other funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2002.


                              The Dreyfus Socially     Aggregate Holding of
                              Responsible Growth       Funds in the Dreyfus
Name of Board Member          Fund, Inc.               Family of Funds
--------------------------    ---------------------    -------------------------

Joseph S. DiMartino            None.                    Over $100,000.

Clifford L. Alexander, Jr.     None.                    None.

Lucy Wilson Benson             None.                    Over $100,000.


David W. Burke                 None.                    Over $100,000.

Whitney I. Gerard              None.                    Over $100,000.

Arthur A. Hartman              None.                    None.

George L. Perry                None.                    None.

         As of December 31, 2002, none of the Board members or their immediate family members owned securities of the Manager or the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

         Effective January 1, 2003, the Fund pays its Board members its allocated portion of an annual retainer of $60,000 and a fee of $7,500 per meeting (with a minimum of $500 per meeting and per telephone meeting) attended for the Fund and sixteen other funds (comprised of 36 portfolios) in the Dreyfus Family of Funds, and reimburses them for their expenses(1). The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members, if any, are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to Board members. The aggregate amount of compensation paid to each Board member by the Fund and by all funds in the Dreyfus Family of Funds for which such person is a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member's total compensation) for the year ended December 31, 2002, were as follows:

------------------

1 Prior to January 1, 2003, the Fund paid its Board members its allocated portion of an annual retainer of $25,000 and fee of $4,000 per meeting (with minimum of $500 per meeting and per telephone meeting), attended for the Fund and four other funds (comprised of 20 portfolios) in the Dreyfus Family of Funds and reimbursed them for their expenses.



                                                               Total Compensation From
                                 Aggregate Compensation      Fund and Fund Complex Paid
    Name of Board Member             From the Fund*             to Board Member (**)
----------------------------     ----------------------      ---------------------------

Joseph S. DiMartino                    $5,857                       $815,937  (189)

Clifford L. Alexander, Jr.             $4,685                       $134,500  (53)

Lucy Wilson Benson                     $4,685                       $130,500  (27)

David W. Burke                          N/A***                      $258,250  (60)

Whitney I. Gerard                       N/A***                      $79,000   (17)

Arthur A. Hartman                       N/A***                      $78,500   (17)

George L. Perry                         N/A***                      $78,500   (17)





* Amount does not include reimbursed expenses for attending Board meetings, which amounted to $4,605 for all Board members as a group.


** Represents the number of separate portfolios comprising the investment companies in the Fund complex, including the Fund, for which the Board member serves.


*** Messrs. Burke, Gerard, Hartman and Perry were elected Board members of the Fund effective January 1, 2003; accordingly, they received no compensation from the Fund for the year ended December 31, 2002.


OFFICERS OF THE FUND


STEPHEN E. CANTER, President since March 2000. Chairman of the Board, Chief
         Executive Officer, Chief Operating Officer of the Manager, and an officer of 94 investment companies (comprised of 188 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 57 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice President since November 2002. Chief
         Investment Officer, Vice Chairman and a Director of the Manager, and an officer of 94 investment companies (comprised of 188 portfolios) managed by the Manager. Mr. Byers also is an Officer, Director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 49 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President - Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

MARK N. JACOBS, Vice President since March 2000. Executive Vice President,
         Secretary, and General Counsel of the Manager, and an officer of 95 investment companies (comprised of 204 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since June 1977.

STEVEN F. NEWMAN, Secretary since March 2000. Associate General Counsel and
         Assistant Secretary of the Manager, and an officer of 95 investment companies (comprised of 204 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since July 1980.

JEFF PRUSNOFSKY, Assistant Secretary since March 2000. Associate General
         Counsel of the Manager, and an officer of 23 investment companies (comprised of 82 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since October 1990.

MICHAEL A. ROSENBERG, Assistant Secretary since March 2000. Associate General
         Counsel of the Manager, and an officer of 93 investment companies (comprised of 200 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1991.

ROBERT R. MULLERY, Assistant Secretary since January 2003. Associate General
         Counsel of the Manager, and an officer of 27 investment companies (comprised of 65 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since May 1986.

JAMES WINDELS, Treasurer since November 2001. Director - Mutual Fund
         Accounting of the Manager, and an officer of 95 investment companies (comprised of 204 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since April 1985.

KENNETH J. SANDGREN, Assistant Treasurer since November 2001. Mutual Funds Tax
         Director of the Manager, and an officer of 95 investment companies (comprised of 203 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 1993.

ROBERT S. ROBOL, Assistant Treasurer since December 2002. Senior Accounting
         Manager - Equity Funds of the Manager, and an officer of 24 investment companies (comprised of 104 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer since December 2002. Senior Accounting
         Manager - Equity Funds of the Manager, and an officer of 24 investment companies (comprised of 104 portfolios) managed by the Manager. He is 36 years old and has been an employee of the Manager since November 1990.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since October 2002.
         Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 90 investment companies (comprised of 199 portfolios) managed by the Manager. He is 32 years old and has been an employee of the Distributor since October 1998. Prior to joining the Distributor, he was a Vice President of Compliance Data Center, Inc.


         The address of each Board member and officer of the Fund is 200 Park Avenue, New York, New York 10166.


         Board members and officers of the Fund, as a group, owned less than 1% of the Fund's shares of common stock outstanding on April 4, 2003.

         The following persons are known by the Fund to own of record 5% or more of the Fund's shares outstanding on April 4, 2003: Initial shares Nationwide Variable Account II, CO 47 c/o IPO, PO Box 182029, Columbus OH 43218- 64.76%; Transamerica Occidental Life Insurance Company, Separate Accounts VUL-5, PO Box 30368, Los Angeles CA 90030 - 8.93%; Service shares Transamerica Occidental Life Insurance Company, Separate Account VUL-5, PO Box 30368, Los Angeles CA 90030-79.78%; First Transamerica Life Insurance Company, 4333 Edgewood Road NE, Cedar Rapids IA 52499- 9.20%.


         A shareholder that owns, directly or indirectly, 25% or more of the Fund's voting securities may be deemed to be a "control person" (as defined in the 1940 Act) of the Fund.


                              MANAGEMENT AGREEMENTS


         INVESTMENT ADVISER. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon is a global financial holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets.

         The Manager provides management services pursuant to the Management Agreement (the "Agreement") between the Manager and the Fund which is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of any party to the Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board or by vote of the holders of a majority of the Fund's shares, or, upon not less than 90 days' notice, by the Manager. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

         In approving the current Agreement, the Board considered a number of factors, including the nature and quality of the services provided by the Manager; the investment philosophy and investment approach as applied to the Fund by the Manager; the investment management expertise of the Manager in respect of the Fund's investment strategies; the personnel, resources and experience of the Manager; the Fund's performance history and the management fees paid to the Manager relative to those of mutual funds with similar investment objectives, strategies and restrictions; the Manager's costs of providing services under the Agreement; the relationship between the fees paid to the Manager under the Agreement and the Fund's Distribution Plan; and ancillary benefits the Manager may receive from its relationship with the Fund.

         As compensation for the Manager's services to the Fund, under the Agreement the Fund has agreed to pay the Manager a fee payable monthly at an annual rate of .75 of 1% of the Fund's average daily net assets. For the fiscal years ended December 31, 2000, 2001 and 2002, the Fund paid the Manager pursuant to the Agreement a fee of $8,035,481, $6,774,388, and $4,604,145, respectively.

         The following persons are officers and/or directors of the Manager:
Stephen E. Canter, Chairman of the Board, Chief Executive Officer and Chief Operating Officer; Michael G. Millard, President and a director; Stephen R. Byers, Chief Investment Officer, Vice Chairman and a director; Lawrence S. Kash, Vice Chairman; J. Charles Cardona, Vice Chairman and a director; J. David Officer, Vice Chairman and a director; Ronald P. O'Hanley III, Vice Chairman and a director; Diane P. Durnin, Executive Vice President; Mark N. Jacobs, Executive Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Senior Vice President-Corporate Communications; Mary Beth Leibig, Vice President-Human Resources; Theodore A. Schachar, Vice President-Tax; Angela E. Price, Vice President; Wendy H. Strutt, Vice President; Ray Van Cott, Vice President-Information Systems; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Mandell L. Berman, Steven G. Elliot, David F. Lamere, Martin G. McGuinn and Richard W. Sabo, directors.


         The Manager maintains office facilities on behalf of the Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Fund. The Manager, from time to time, may make payments from its own assets to Participating Insurance Companies in connection with the provision of certain administrative services to the Fund or servicing and/or maintaining shareholder accounts. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

         Mellon Bank, N.A., the Manager's parent, and its affiliates may have deposit, loan and commercial banking or other relationships with the issuers of securities purchased by the Fund. The Manager has informed the Fund that in making its investment decisions it does not obtain or use material inside information that Mellon Bank, N.A. or its affiliates may possess with respect to such issuers.

         The Fund, the Manager and the Distributor each have adopted a code of ethics that permits its personnel, subject to the respective Code of Ethics, to invest in securities, including securities that may be purchased or held by the Fund. The Manager's Code of Ethics (the "Code of Ethics") subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager. In that regard, the Manager's portfolio managers and other investment personnel must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics and are also subject to the oversight of Mellon's Investment Ethics Committee. Portfolio managers and other investment personnel who comply with the Code of Ethics' preclearance and disclosure procedures and the requirements of the Committee, may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.


         SUB-INVESTMENT ADVISER. On May 22, 2002, the Manager and the Board notified NCM Capital Management Group, Inc. ("NCM") of the termination of the Sub-Investment Advisory Agreement between the Manager and NCM, with respect to the Fund (the "Sub-Investment Advisory Agreement"), pursuant to the terms of the Sub-Investment Advisory Agreement. Effective that day, the Manager assumed day-to-day portfolio management responsibility for the Fund.

         As compensation for NCM's services under the Sub-Investment Advisory Agreement prior to such termination of the Sub-Investment Advisory Agreement, the Manager paid NCM a fee, payable monthly, at an annual rate as set forth below:



                                                Annual Fee as a Percentage of
                       Total Assets                Average Daily Net Assets

0 to $32 million                                          .10 of 1%
In excess of $32 million to $150 million                  .15 of 1%
In excess of $150 million to $300 million                 .20 of 1%
In excess of $300 million                                 .25 of 1%


         For the fiscal years ended December 31, 2000 and 2001 the Manager paid NCM a sub-advisory fee of $2,437,494 and $2,017,129, respectively, pursuant to the Sub-Investment Advisory Agreement. For the period from January 1, 2002 to July 22, 2002 the Manager paid NCM a sub-advisory fee of $850,837 pursuant to the Sub-Investment Advisory Agreement.

         PORTFOLIO MANAGEMENT. The Manager manages the Fund's investments in accordance with the stated policies of the Fund, subject to the approval of the Fund's Board. The Manager provides the Fund with portfolio managers who are authorized by the Board to execute purchases and sales of securities. The Fund's portfolio managers are Jermain O. Hall, Paul Hilton, Leigh Todd and Emerson Tuttle. The Manager maintains research departments with professional staffs of portfolio managers and securities analysts who provide research services for the Fund and for other funds advised by the Manager.

         EXPENSES. All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by the Manager. The expenses borne by the Fund include: taxes, interest, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager, or any affiliate of the Manager, SEC fees, state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Fund's existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), cost of shareholders' reports and meetings, costs of preparing, printing and distributing prospectuses and statements of additional information, and any extraordinary expenses. In addition, the Fund's Initial shares are subject to an annual shareholder services fee (See "Shareholder Services Plan (Initial Shares
Only)") and the Fund's Service shares are subject to an annual distribution fee (See "Distribution Plan (Service Shares Only)").

         The Manager has agreed that if, in any fiscal year, the aggregate expenses of the Fund, exclusive of taxes, brokerage fees, interest and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed the expense limitation of any state having jurisdiction over the Fund, the Fund may deduct from the fees to be paid to the Manager, or the Manager will bear, the excess expense. Such deduction or payment, if any, will be estimated daily, reconciled and effected or paid, as the case may be, on a monthly basis and will be limited to the amount of fees otherwise payable to the Manager under the Agreement.


         THE DISTRIBUTOR. The Distributor, located at 200 Park Avenue, New York, New York 10166, serves as the Fund's distributor on a best efforts basis pursuant to an agreement which is renewable annually.


         TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, 200 Park Avenue, New York, New York 10166, is the Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with the Fund, the Transfer Agent arranges for maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses.


         Mellon Bank, N.A., the Manager's parent, One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, acts as custodian of the Fund's investments. Under a custody agreement with the Fund, Mellon Bank, N.A. holds the Fund's securities and keeps all necessary accounts and records. For its custody services, Mellon Bank, N.A. receives a monthly fee based on the market value of the Fund's assets held in custody and receives certain securities transaction charges.

                                HOW TO BUY SHARES

         The Fund offers two classes of shares -- Initial shares and Service shares. The classes are identical, except as to the expenses borne by each class which may affect performance. See "Shareholder Services Plan (Initial Shares
Only)" and "Distribution Plan (Services Shares Only)." Fund shares currently are offered only to separate accounts of Participating Insurance Companies. Separate accounts of the Participating Insurance Companies place orders based on, among other things, the amount of premium payments to be invested pursuant to the Policies. See the prospectus of the separate account of the applicable Participating Insurance Company for more information on the purchase of Fund shares and with respect to the availability for investment in separate classes of the Fund. The Fund does not issue share certificates. Individuals may not place purchase orders directly with the Fund.

         Purchase orders from separate accounts based on premiums and transaction requests received by the Participating Insurance Company on a given business day in accordance with procedures established by the Participating Insurance Company will be effected at the Fund's net asset value determined on such business day if the orders are received by the Fund in proper form and in accordance with applicable requirements on the next business day and Federal Funds (monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve Bank) in the net amount of such orders are received by the Fund on the next business day in accordance with applicable requirements. It is each Participating Insurance Company's responsibility to properly transmit purchase orders and Federal Funds in accordance with applicable requirements. Policy holders should refer to the prospectus for their contracts or policies in this regard.

         Fund shares are sold on a continuous basis. Net asset value per share is determined as of the close of trading on the floor of the New York Stock Exchange (currently 4:00 p.m., New York time), on each day that the New York Stock Exchange is open for business. For purposes of determining net asset value per share, certain options may be valued 15 minutes after the close of trading on the floor of the New York Stock Exchange. Net asset value per share of each Class of shares is computed by dividing the Fund's net assets represented by such Class (i.e., the value of its assets less liabilities) by the total number of shares of such Class outstanding. The Fund's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the Board. For further information regarding the method employed in valuing Fund investments, see "Determination of Net Asset Value."

                            SHAREHOLDER SERVICES PLAN
                              (INITIAL SHARES ONLY)

         The Fund has adopted a Shareholder Services Plan for its Initial shares pursuant to which the Fund reimburses the Distributor, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25% of the value of the Fund's average daily net assets for certain allocated expenses with respect to servicing and/or maintaining shareholder accounts.


         A quarterly report of the amounts expended under the Shareholder Services Plan, and the purposes for which such expenditures were incurred, must be made to the Fund's Board for its review. In addition, the Shareholder Services Plan provides that material amendments of the Plan must be approved by the Fund's Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Shareholder Services Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Shareholder Services Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Plan. The Shareholder Services Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" of the Fund and have no direct or indirect financial interest in the operation of the Shareholder Services Plan.

         For the fiscal year ended December 31, 2002, the Fund's Initial Shares reimbursed the Distributor $21,410 pursuant to the Shareholder Services Plan.



                                DISTRIBUTION PLAN
                              (SERVICE SHARES ONLY)


         Rule 12b-1 (the "Rule") adopted by the SEC under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Fund's Board has adopted such a plan (the "Distribution Plan") with respect to the Fund's Service shares pursuant to which the Fund pays the Distributor at an annual rate of 0.25% of the value of the average daily net assets of the Fund's Service shares for distributing Service shares for advertising and marketing related to Service shares and for servicing and/or maintaining accounts of Service class shareholders. Under the Distribution Plan, the Distributor may make payments to Participating Insurance Companies and the principal underwriters for their variable insurance products in respect of these services. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. The Board believes that there is a reasonable likelihood that the Fund's Distribution Plan will benefit the Fund and the holders of its Service shares.

         A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Fund's Board for its review. The Distribution Plan provides that it may not be amended to increase materially the costs which holders of Service shares may bear without the approval of the holders of Service shares and that other material amendments of the Distribution Plan must be approved by the Board, and by the Board members who are not "interested persons" (as defined in the 1940
Act) of the Fund and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Distribution Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Distribution Plan. The Distribution Plan may be terminated at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan or by vote of the holders of a majority of Service shares.

         For the fiscal year ended December 31, 2002, the Fund paid the Distributor $22,099 with respect to the Service Shares pursuant to the Distribution Plan.



                              HOW TO REDEEM SHARES

         Fund shares may be redeemed at any time by the separate accounts of the Participating Insurance Companies. Individuals may not place redemption orders directly with the Fund.

         Redemption requests received by the Participating Insurance Company from separate accounts on a given business day in accordance with procedures established by the Participating Insurance Company will be effected at the Fund's net asset value determined on such business day if the requests are received by the Fund in proper form and in accordance with applicable requirements on the next business day. It is each Participating Insurance Company's responsibility to properly transmit redemption requests in accordance with applicable requirements. Policy holders should consult their Participating Insurance Company prospectus in this regard. The value of the shares redeemed may be more or less than their original cost, depending on the Fund's then-current net asset value. No charges are imposed by the Fund when shares are redeemed.


         The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the SEC.


         Should any conflict between VA contract holders and VLI policy holders arise which would require that a substantial amount of net assets be withdrawn, orderly portfolio management could be disrupted to the potential detriment of such contract holders and policy holders.


         REDEMPTION COMMITMENT. The Fund has committed itself to pay in cash for all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC and is a fundamental policy, which may not be changed without shareholder approval. In the case of requests for redemption in excess of such amount, the Fund's Board reserves the right to make payments in whole or in part in securities (which may include non-marketable securities) or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In this event, the securities would be valued in the same manner as the portfolio of the Fund. If the recipient sold such securities, brokerage charges would be incurred.

         SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect the Fund's shareholders.



                               EXCHANGE PRIVILEGE

         Investors can exchange shares of a class for shares of the same class of any other fund or portfolio managed by the Manager that is offered only to separate accounts established by Participating Insurance Companies to fund Policies, or for shares of any such money market portfolio, subject to the terms and conditions relating to exchanges set forth in the applicable Participating Insurance Company prospectus. Policy holders should refer to the applicable Participating Insurance Company prospectus for more information on exchanging Fund shares. The Fund reserves the right to modify or discontinue its exchange program at any time upon 60 days' notice to the Participating Insurance Company.


                        DETERMINATION OF NET ASSET VALUE


         VALUATION OF PORTFOLIO SECURITIES. Portfolio securities, including warrants and covered call options written, are valued at the last sales price on the securities exchange on which the securities primarily are traded or at the last sales price on the national securities market. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recently reported bid and asked prices. Bid price is used when no asked price is available. Market quotations of foreign securities in foreign currencies may be translated into U.S. dollars at the prevailing rates of exchange. Certain short-term investments may be carried at amortized cost, which approximates value. Any securities or other assets for which market quotations are not readily available or are determined by the Fund not to reflect accurately fair value (such as when an event occurs after the close of the exchange on which the security is principally traded and that is determined by the Fund to have changed the value of the security), are valued at fair value as determined in good faith by the Board. The Fund's Board will review the method of valuation on a regular basis. The valuation of a security based on fair value procedures may differ from the security's most recent closing price, and from the prices used by other mutual funds to calculate their net asset values. In making their good faith valuation, the Board will generally take the following into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount will be revised periodically by the Fund's Board if they believe that it no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists will usually be valued initially at cost. Any subsequent adjustments from cost will be based upon considerations deemed relevant by the Fund's Board. Expenses and fees, including the advisory fees and fees pursuant to the Shareholder Services Plan, with respect to the Fund's Initial shares, and Distribution Plan, with respect to the Fund's Service shares, are accrued daily and taken into account for the purpose of determining the net asset value of Fund shares.


         New York Stock Exchange Closings. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES


         Management believes that the Fund has qualified for the fiscal year ended December 31, 2002 as a "regulated investment company" under the Code. The Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. Qualification as a "regulated investment company" relieves the Fund of any liability for Federal income taxes to the extent its net investment income and net realized capital gains are distributed in accordance with applicable provisions of the Code. Among the requirements for such qualification is that the Fund must distribute at least 90% of its net income (consisting of net investment income and net short-term capital gain) to its shareholders and the Fund must meet certain asset diversification and other requirements. However, the Fund may be subject to a non-deductible 4% excise tax, measured with respect to certain undistributed income and capital gains. If the Fund does not qualify as a "regulated investment company", it will be subject to the general rules governing the federal income taxation of corporations under the Code. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.


         Section 817(h) of the Code requires that the investments of a segregated asset account of an insurance company be "adequately diversified" as provided therein or in accordance with U.S. Treasury Regulations in order for the account to serve as the basis for VA contracts or VLI policies. The Fund intends to comply with applicable requirements so that the Fund's investments are "adequately diversified" for this purpose. Section 817(h) and the U.S. Treasury Regulations issued thereunder provide the manner in which a segregated asset account will treat investments in a regulated investment company for purposes of the diversification requirements. If a Fund satisfies certain conditions, a segregated asset account owning shares of the Fund will be treated as owning multiple investments consisting of the account's proportionate share of each of the assets of the Fund. The Fund intends to satisfy these conditions so that the shares of the Fund owned by a segregated asset account of a Participating Insurance Company will be treated as multiple investments. If, however, the Fund is not "adequately diversified" within the meaning of Section 817(h) of the Code, the VA contracts and VLI policies supported by the Fund would not be treated as annuity or life insurance contracts, as the case may be, for any period (or subsequent period) during which the Fund is not "adequately diversified".

         Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains and losses. However, all or a portion of the gain or loss realized for the disposition of foreign currency, non-U.S. dollar denominated debt instruments, and certain financial futures and options, may be treated as ordinary income or loss under Section 988 of the Code. In addition, all or a portion of the gain realized from the disposition of certain market discount bonds will be treated as ordinary income under Section 1276 of the Code. Finally, all or a portion of the gain realized from engaging in "conversion transactions" may be treated as ordinary income under Section 1258 of the Code. "Conversion transactions" are defined to include certain forward, futures, option and straddle transactions, transactions marketed or sold to produce capital gains, or transactions described in Treasury regulations to be issued in the future.

         Under Section 1256 of the Code, gain or loss realized by the Fund from certain financial futures and options transactions will be treated as 60% long term capital gain or loss and 40% short term capital gain or loss. Gain or loss will arise upon the exercise or lapse of such options as well as from closing transactions. In addition, any such options remaining unexercised at the end of the Fund's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Fund characterized in the manner described above.

         Offsetting positions held by the Fund involving financial futures and options may constitute "straddles." "Straddles" are defined to include "offsetting positions" in personal property. The tax treatment of "straddles" is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, override or modify the provisions of Sections 988 and 1256. As such, all or a portion of any short or long-term capital gain from certain "straddle" transactions may be recharacterized as ordinary income.

         If the Fund were treated as entering into "straddles" by reason of its engaging in certain financial forward, futures or options contracts, such "straddles" could be characterized as "mixed straddles" if at least one (but not all) of the positions comprising such straddles are "Section 1256 contracts." A "Section 1256 contract" is defined to include any regulated futures contract, foreign currency contract, non-equity option, and dealer equity option. Section 1256(d) of the Code permits the Fund to elect not to have Section 1256 apply with respect to "mixed straddles." If no such election is made, to the extent the "straddle" rules apply to positions established by the Fund, losses realized by the Fund will be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the "straddle" and the conversion transaction rules, short-term capital loss on "straddle" positions may be recharacterized as long-term capital loss, and long-term capital gain may be recharacterized as short-term capital gain or ordinary income.

         Constructive sale provisions generally apply if the Fund either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests ("appreciated financial position") and enters into a short sale, futures or forward contract, or offsetting notional principal contract or other transaction described in Treasury regulations to be issued in the future (collectively, a "Contract") respecting the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property. In each instance, with certain exceptions, the Fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Fund enters into the financial position or acquires the property, respectively. Transactions that are identified hedging or straddle transactions under other provisions of the Code can be subject to the constructive sale provisions.

         Investment by the Fund in securities issued at a discount or providing for deferred interest or for payment of interest in the form of additional obligations could, under special tax rules, affect the amount, timing and character of distributions to shareholders. For example, the Fund could be required to take into account annually a portion of the discount (or deemed discount) at which such securities were issued and to distribute such portion in order to maintain its qualification as a regulated investment company. In such case, the Fund may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.

         For more information concerning federal income tax consequences, Policy owners should refer to the prospectus for their contracts or policies.


                             PORTFOLIO TRANSACTIONS

         GENERAL. The Manager assumes general supervision over the placement of securities buy and sell orders on behalf of the funds it manages. In choosing brokers, the Manager evaluates the ability of the broker to execute the particular transaction (taking into account the market for the stock and the size of the order) at the best combination of price and quality of execution. In selecting brokers no factor is necessarily determinative, and seeking to obtain best execution for all trades takes precedence over all other considerations. Brokers are selected after a review of all relevant criteria, including: the actual price to be paid for the shares; the broker's knowledge of the market for the particular stock; the broker's reliability; the broker's integrity or ability to maintain confidentiality; the broker's research capability; commission rates; the broker's ability to ensure that the shares will be delivered on settlement date; the broker's ability to handle specific orders of various size and complexity; the broker's financial condition; the broker's willingness to commit capital; and the sale by the broker of funds managed by the Manager. At various times and for various reasons, certain factors will be more important than others in determining which broker to use.

         The Manager has adopted written trade allocation procedures for its equity trading desks. Under the procedures, portfolio managers and the trading desks ordinarily will seek to aggregate (or "bunch") orders that are placed or received concurrently for more than one account. In some cases, this policy may adversely affect the price paid or received by an account, or the size of the position obtained or liquidated. Generally, bunched trades will be allocated among the participating accounts based on the number of shares designated for each account on the trade order. If securities available are insufficient to satisfy the requirements of the participating accounts, available securities generally are allocated among accounts pro rata, based on order sizes. In allocating trades made on a combined basis, the trading desks seeks to achieve the same net unit price of the securities for each participating account. Because a pro rata allocation may not always adequately accommodate all facts and circumstances, the trade allocation procedures allow the allocation of securities on a basis other than pro rata. For example, adjustments may be made to eliminate de minimis positions, to give priority to accounts with specialized investment policies and objectives or to consider the unique characteristics of certain accounts (e.g., available cash, industry or issuer concentration, duration, credit exposure).


        The Manager may deem it appropriate for one of its accounts to sell a security while another of its accounts is purchasing the same security. Under such circumstances, the Manager may arrange to have the purchase and sale transaction effected directly between its accounts ("cross transactions"). Cross transactions will be effected pursuant to procedures adopted under Rule 17a-7 under the 1940 Act.

         For its portfolio securities transactions for the fiscal years ended December 31, 2000, 2001 and 2002, the Fund paid total brokerage commissions of $1,318,188, $2,161,690 and $1,867,922, respectively, none of which was paid to the Distributor. For the fiscal years ended December 31, 2000, 2001 and 2002, concessions on principal transactions totaled $34,650, $76,757 and $27,044, respectively.


         The Fund contemplates that, consistent with the policy of obtaining the most favorable net price, brokerage transactions may be conducted through the Manager or its affiliates. The Fund's Board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to the Manager or its affiliates are reasonable and fair.


         For the fiscal year ended December 31, 2002, $9,369 was paid to an affiliate of the Manager. This amount represented approximately 1% of the aggregate brokerage commissions paid by the Fund for transactions involving approximately 2% of the aggregate dollar value of transactions for which the Fund paid brokerage commissions.

         IPO ALLOCATIONS. The Manager has adopted IPO procedures that require portfolio managers seeking to participate in an IPO to use reasonable efforts to indicate their interest in the IPO, in writing, to Dreyfus's Equity Trading Desk at least 24 hours before the pricing of the shares offered in the IPO. Generally, the number of shares requested by a portfolio manager must be limited to the number of IPO shares which, if received, would not exceed a position that is .50% greater than the fund's average equity position.

         Portfolio managers may specify a minimum number of shares deemed to be an adequate allocation for a fund, and will not receive an allocation of less than the number of shares so specified. Portfolio managers must accept an allocation that is equal to or greater than the minimum number of shares requested, but are not required to accept shares in excess of the amount requested. Any DE MINIMIS adjustment may result in larger funds participating in IPOs to a lesser extent than smaller funds.

         A portfolio manager who indicates an interest in participating in an IPO on behalf of less than all of the funds under his or her management must explain why shares are not being requested on behalf of each non-participating fund.

         Based on the indications of interest, the Equity Trading Desk establishes an appropriate order size for each fund. In establishing the appropriate order sizes, the following factors may be considered: (i) the number of shares requested for each fund; (ii) the relative size of each fund; (iii) each fund's investment objectives, style and portfolio composition; and (iv) any other factors relevant to achieving a fair and equitable allocation among funds.

         If there are insufficient securities to satisfy all orders, allocations are generally made among participating funds PRO RATA on the basis of each fund's order size. Allocations may deviate from a strict PRO RATA allocation if the Chief Investment Officer or his designee determines that it is fair and equitable to allocate on other than a PRO RATA basis.

         Certain funds or groups of funds (each a "Rotational Group") may participate in IPOs on a rotational basis. Each Rotational Group participates in an IPO based on a pre-determined sequential order and only one Rotational Group may participate in a particular IPO. Shares allocated to a Rotational Group generally are re-allocated PRO RATA to the funds in the group based on the order size as determined by the Equity Trading Desk.


         SOFT DOLLARS. Subject to the policy of seeking the best combination of price and execution, a Fund may execute transactions with brokerage firms that provide, along with brokerage services, research services and products, as defined in Section 28(e) of the Securities Exchange Act of 1934. Section 28(e) provides a "safe harbor" to investment managers who use commission dollars of their advised accounts to obtain investment research and brokerage services and products. These arrangements are often called soft dollar arrangements. Research and brokerage services and products that provide lawful and appropriate assistance to the manager in performing investment decision-making responsibilities fall within the safe harbor.

         The services and products provided under these arrangements permit the Manager to supplement its own research and analysis activities, and provide it with information from individuals and research staffs of many securities firms.


         Some of the research products or services received by the Manager may have both a research function and a non-research administrative function (a "mixed use"). If the Manager determines that any research product or service has a mixed use, the Manager will allocate in good faith the cost of such service or product accordingly. The portion of the product or service that the Manager determines will assist it in the investment decision-making process may be paid for in soft dollars. The non-research portion is paid for by the Manager in hard dollars. Any such allocation may create a conflict of interest for the Manager.

         The Manager generally considers the amount and nature of research, execution and other services provided by brokerage firms, as well as the extent to which such services are relied on, and attempts to allocate a portion of the brokerage business of its clients on the basis of that consideration. Neither the research services nor the amount of brokerage given to a particular brokerage firm are made pursuant to any agreement or commitment with any of the selected firms that would bind the Manager to compensate the selected brokerage firm for research provided. The Manager endeavors to direct sufficient commissions to broker/dealers that have provided it with research to ensure continued receipt of research the Manager believes is useful. Actual brokerage commissions received by a broker/dealer may be more or less than the suggested allocations.

         The Manager may receive a benefit from the research services and products that are not passed on to the Fund in the form of a direct monetary benefit. Further, research services and products may be useful to the Manager in providing investment advice to any other clients it advises. Likewise, information made available to the Manager from brokerage firms effecting securities transactions for the Fund may be utilized on behalf of another client. Thus, there may be no correlation between the amount of brokerage commissions generated by a particular fund or client, including the Fund, and the indirect benefits received by that fund or client.


         The aggregate amount of transactions during the last fiscal year in securities effected on an agency basis through a broker for, among other things, research services, and the commissions and concessions related to such transactions were as follows:

                           Transaction               Commissions and
                           Amount                    Concessions


                           $240,010,012              $390,771

         The Fund's portfolio turnover rates (exclusive of U.S. Government securities and short-term investments) for the fiscal years ended December 31, 2000, 2001 and 2002 were 63.60%, 110.82% and 90.07%, respectively. The Fund will not seek to realize profits by anticipating short-term market movements. The annual portfolio turnover rate indicates the rate of change in the Fund's portfolio; for instance, a rate of 100% would result if all the securities in the portfolio at the beginning of an annual period had been replaced by the end of the period. While the rate of portfolio turnover will not be a limiting factor when management deems changes appropriate, it is anticipated that, in view of the Fund's investment objectives, its annual turnover rate generally should not exceed 100%. When extraordinary market conditions prevail, a higher turnover rate and increased brokerage expenses may be expected.


                             PERFORMANCE INFORMATION

         Performance figures for the Fund will not reflect the separate charges applicable to the Policies offered by Participating Insurance Companies.

         Performance for the Fund's Service shares, which commenced operations on December 31, 2000, is based on the performance of the Fund's Initial shares prior to that date. The historical performance of the Fund's Service shares prior to December 31, 2000 has not been adjusted to reflect the higher operating expenses of the Service shares; if these expenses had been reflected, such performance would have been lower. All returns assume reinvestment of dividends and distributions.

         The average annual total return for the periods indicated for the Initial and Service shares of the Fund was:


                 1-year period ended   5-year period ended     9.24-year period ended
Share Class      December 31, 2002     December 31, 2002       December 31, 2002
---------------  --------------------  ---------------------   -----------------------

Initial Shares      -28.94%               -3.80%                     7.08%
Service Shares      -29.14%               -3.92%                     7.01%


         Average annual total return of the Fund is calculated by determining the ending redeemable value of an investment purchased with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result.


         The total return for the period October 7, 1993 (commencement of operations) to December 31, 2002 for the Initial and Service shares of the Fund was 88.03% and 86.86%, respectively. Total return is calculated by subtracting the amount of the Fund's net asset value per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period), and dividing the result by the net asset value per share at the beginning of the period.


         Performance will vary from time to time and past results are not necessarily representative of future results. Investors should remember that performance is a function of portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses. Performance information, such as that described above, may not provide a basis for comparison with other investments or other investment companies using a different method of calculating performance. The total return for the Fund should be distinguished from the rate of return of a corresponding sub-account or investment division of a separate account of a Participating Insurance Company, which rate will reflect the deduction of additional charges, including mortality and expense risk charges, and will therefore be lower. VA contract holders and VLI policy holders should consult the prospectus for such contract or policy.

         Calculations of the Fund's performance information may reflect absorbed expenses pursuant to any undertaking that may be in effect. Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data from Lipper Analytical Services, Inc., Lipper Leaders Ratings, Dow Jones Industrial Average, Standard & Poor's 500 Composite Stock Price Index, The VARDSsm Report, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Morningstar, Inc. Bank Rate Monitor, N. Palm Beach, Fla. 33408 and other indices and industry publications.

         From time to time, advertising material for the Fund also may include biographical information relating to its portfolio managers and may refer to or include commentary by the portfolio managers relating to investment strategy, asset growth, current or past business, political, economic or financial conditions and other matters of general interest to investors.


                           INFORMATION ABOUT THE FUND

         The Fund's shares are classified into two classes. Each share has one vote and shareholders will vote in the aggregate and not by class, except as otherwise required by law or with respect to any matter which affects only one class. Each Fund share, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Shares of stock have equal rights as to redemption, dividends, and in liquidation. Shares have no preemptive, subscription or conversion rights and are freely transferable.

         The Fund currently permits investors to invest in only one portfolio of securities. The Fund expects that it may in the future, create one or more additional portfolios of securities, each with a different investment objective.


         Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, pursuant to the Fund's By-Laws, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for the purpose of removing a Board member from office and the holders of at least 25% of such shares may require the Fund to hold a special meeting of shareholders for any other purpose. Fund shareholders may remove a Board member by the affirmative vote of a majority of the Fund's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members holding office at the time were elected by shareholders.


         The Fund sends annual and semi-annual financial statements to all its shareholders.


                        COUNSEL AND INDEPENDENT AUDITORS

         Fulbright & Jaworski L.L.P., 666 Fifth Avenue, New York, New York 10103, as counsel for the Fund, has rendered its opinion as to certain legal matters in connection with the shares of capital stock being sold pursuant to the Fund's Prospectus to which this Statement of Additional Information relates.

         Ernst & Young LLP, 5 Times Square, New York, New York 10036, independent auditors, have been selected as independent auditors of the Fund. The auditors examine the Fund's financial statements and provide other audit, tax and related services.




               THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

                            PART C. OTHER INFORMATION
                        --------------------------------

Item 23.          Exhibits
-------           ----------

     (a)(1) Registrant's Articles of Incorporation and Articles of Amendment are incorporated by reference to Exhibit (1) of the Registration Statement on Form N-1A, filed on July 21, 1992, and Exhibit (1) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on October 7, 1992.

     (a)(2)       Articles of Amendment are incorporated by reference to Exhibit
                  (a)(2) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on October 31, 2000.

     (a)(3) Articles Supplementary are incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on October 31, 2000.

     (b)          Registrant's By-Laws are incorporated by reference to Exhibit
                  (2) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on October 7, 1992.

     (d) Management Agreement and Sub-Investment Advisory Agreement are incorporated by reference to Exhibit (5)(a) of Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A, filed on March 1, 1995 and Exhibit (d)(2) of Post Effective Amendment No. 10 to the Registration Statement on Form N-1A, filed on April 27, 2000.

     (e)          Distribution Agreement is incorporated by reference to Exhibit
                  (e) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on October 31, 2000.


     (g) Custody Agreement is incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A, filed on April 11, 2002.


     (h) Shareholder Services Plan, as revised is incorporated by reference to Exhibit (h) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on October 31, 2000.

     (i) Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (10) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on October 7, 1992.

     (j)          Consent of Independent Auditors.

     (m) Form of Rule 12b-1 Distribution Plan and Distribution Plan Agreements are incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on October 31, 2000.

     (n)          Rule 18f-3 Plan is incorporated by reference to Exhibit (n) of
                  Post-Effective   Amendment   No.  11  to  the   Registration
                  Statement on Form N-1A, filed on October 31, 2000.

     (p)(1) Code of Ethics adopted by the Registrant is incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on April 26, 2001.

     (p)(2) Code of Ethics adopted by the Sub-Investment Adviser to the Registrant is incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on April 26, 2001.

                  Other Exhibits
                  --------------


                           (a)(1)   Power of Attorney of Board members.

                           (a)(2) Power of Attorney of the Officers is incorporated by reference to Other Exhibits
                                    (a)(2) of Post-Effective Amendment No.15 to
                                    Registration Statement on Form N-1A, filed on April 11, 2002.


                           (b)      Certificate of Assistant Secretary.

Item 24.          Persons Controlled by or under Common Control with Registrant.
-------           -------------------------------------------------------

                  Not Applicable

Item 25.          Indemnification
-------           ---------------

                  The Statement as to the general effect of any contract, arrangements or statute under which a Board member, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any Board member, officer, affiliated person or underwriter for their own protection, is incorporated by reference to Item 27 of Part C of Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A, filed on February 24, 1993.

                  Reference is also made to the Distribution Agreement attached as Exhibit (e) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on October 31, 2000.

Item 26.          Business and Other Connections of Investment Adviser.
-------           ----------------------------------------------------

                  (a)      Manager - The Dreyfus Corporation
                           ---------------------------------

                  The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer and distributor of other investment companies advised and administered by Dreyfus. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.



ITEM 26.        BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER (CONTINUED)

                OFFICERS AND DIRECTORS OF INVESTMENT ADVISER

Name and Position
WITH DREYFUS                       OTHER BUSINESSES                      POSITION HELD                 DATES

MANDELL L. BERMAN                  Self-Employed                         Real Estate Consultant,       11/74 - Present
Director                           29100 Northwestern Highway            Residential Builder and
                                   Suite 370                             Private Investor
                                   Southfield, MI 48034


STEPHEN R. BYERS                   Lighthouse Growth Advisors LLC++      Member, Board of Managers     9/02 - Present
Director, Vice Chairman, and                                             President                     9/02 - 11/02
Chief Investment Officer

                                   Dreyfus Service Corporation++         Senior Vice President         3/00 - Present


                                   Founders Asset Management,            Member, Board of Managers     6/02 - Present
                                   LLC****

                                   Dreyfus Investment Advisors,          Chief Investment Officer      2/02 - Present
                                   Inc. ++                               and Director

STEPHEN E. CANTER                  Mellon Financial Corporation+         Vice Chairman                 6/01 - Present
Chairman of the Board,
Chief Executive Officer and        Mellon Bank, N.A.+                    Vice Chairman                 6/01 - Present
Chief Operating Officer
                                   Mellon Growth Advisors, LLC*          Board Member                  1/02 - Present


                                   Dreyfus Investment                    Chairman of the Board         1/97 - 2/02
                                   Advisors, Inc.++                      Director                      5/95 - 2/02
                                                                         President                     5/95 - 2/02

                                   Newton Management Limited             Director                      2/99 - Present
                                   London, England

                                   Mellon Bond Associates, LLP+          Executive Committee           1/99 - Present
                                                                         Member

                                   Mellon Equity Associates, LLP+        Executive Committee           1/99 - Present
                                                                         Member

                                   Franklin Portfolio Associates,        Director                      2/99 - Present
                                   LLC*

                                   Franklin Portfolio Holdings, Inc.*    Director                      2/99 - Present

                                   The Boston Company Asset              Director                      2/99 - Present
                                   Management, LLC*

                                   TBCAM Holdings, Inc.*                 Director                      2/99 - Present

                                   Mellon Capital Management             Director                      1/99 - Present
                                   Corporation***

                                   Founders Asset Management             Member, Board of              12/97 - Present
                                   LLC****                               Managers

                                   The Dreyfus Trust Company+++          Director                      6/95 - Present
                                                                         Chairman                      1/99 - Present
                                                                         President                     1/99 - Present
                                                                         Chief Executive Officer       1/99 - Present


J. CHARLES CARDONA                 Dreyfus Investment Advisors,          Chairman of the Board         2/02 - Present
Director and Vice Chairman         Inc.++

                                   Boston Safe Advisors, Inc.++          Director                      10/01 - Present

                                   Dreyfus Service Corporation++         Executive Vice President      2/97 - Present
                                                                         Director                      8/00 - Present


STEVEN G. ELLIOTT                  Mellon Financial Corporation+         Director                      1/01 - Present
Director                                                                 Senior Vice Chairman          1/99 - Present
                                                                         Chief Financial Officer       1/90 - Present

                                   Mellon Bank, N.A.+                    Director                      1/01 - Present
                                                                         Senior Vice Chairman          3/98 - Present
                                                                         Chief Financial Officer       1/90 - Present

                                   Mellon EFT Services Corporation       Director                      10/98 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Mellon Financial Services             Director                      1/96 - Present
                                   Corporation #1                        Vice President                1/96 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Boston Group Holdings, Inc.*          Vice President                5/93 - Present

                                   APT Holdings Corporation              Treasurer                     12/87 - Present
                                   Pike Creek Operations Center
                                   4500 New Linden Hill Road
                                   Wilmington, DE 19808

                                   Allomon Corporation                   Director                      12/87 - Present
                                   Two Mellon Bank Center
                                   Pittsburgh, PA 15259

                                   Mellon Financial Company+             Principal Exec. Officer       1/88 - Present
                                                                         Chief Executive Officer       8/87 - Present
                                                                         Director                      8/87 - Present
                                                                         President                     8/87 - Present

                                   Mellon Overseas Investments           Director                      4/88 - Present
                                   Corporation+

                                   Mellon Financial Services             Treasurer                     12/87 - Present
                                   Corporation # 5+

                                   Mellon Financial Markets, Inc.+       Director                      1/99 - Present

                                   Mellon Financial Services             Director                      1/99 - Present
                                   Corporation #17

                                   Mellon Mortgage Company               Director                      1/99 - Present
                                   Houston, TX

                                   Mellon Ventures, Inc. +               Director                      1/99 - Present

LAWRENCE S. KASH                   The Dreyfus Trust Company+++          Director                      12/94 - Present
Vice Chairman

                                   Mellon Bank, N.A.+                    Executive Vice President      6/92 - Present

                                   Boston Group Holdings, Inc.*          Director                      5/93 - Present
                                                                         President                     5/93 - Present

DAVID F. LAMERE                    Mellon Financial Corporation +        Vice Chairman                 9/01 - Present
Director
                                   Wellington-Medford II Properties,     President and Director        2/99 - Present
                                   Inc.
                                   Medford, MA


                                   TBC Securities Co., Inc.              President and Director        2/99 - Present
                                   Medford, MA


                                   The Boston Company, Inc. *            Chairman & CEO                1/99 - Present

                                   Boston Safe Deposit and Trust         Chairman & CEO                1/99 - Present
                                   Company*


                                   Mellon Private Trust Co., N.A.        Chairman                      4/97 - 8/00
                                   2875 Northeast 191st Street,          Director                      4/97 - 8/00
                                   North Miami, FL 33180


                                   Newton Management Limited             Director                      10/98 - Present
                                   London, England


                                   Laurel Capital Advisors, LLP+         Executive Committee Member    8/98 - Present


                                   Mellon Bank, N.A. +                   Vice Chairman                 8/01 - Present
                                                                         Exec. Management Group
                                                                         Exec. Vice President          8/01 - Present
                                                                                                       2/99 - 9/01
                                   Mellon Trust of New York National     Chairman                      4/98 - 8/00
                                   Association
                                   1301 Avenue of the Americas
                                   New York, NY 10017

                                   Mellon Trust of California            Chairman                      2/96 - 8/00
                                   Los Angles, CA


                                   Mellon United National Bank           Chairman                      2/95 - Present
                                   2875 Northeast 191st Street,          Director                      11/98 - Present
                                   North Miami, FL 33180


                                   Mellon Asset Holding's, Inc. +        President                     3/99 - Present
                                                                         Director                      6/99 - Present

                                   Mellon Global Investing Corp. +       President                     1/00 - Present

MARTIN G. MCGUINN                  Mellon Financial Corporation+         Chairman                      1/99 - Present
Director                                                                 Chief Executive Officer       1/99 - Present
                                                                         Director                      1/98 - Present

                                   Mellon Bank, N. A. +                  Chairman                      3/98 - Present
                                                                         Chief Executive Officer       3/98 - Present
                                                                         Director                      1/98 - Present

                                   Mellon Leasing Corporation+           Vice Chairman                 12/96 - Present

MICHAEL G. MILLARD                 Lighthouse Growth Advisors LLC++      Member, Board of Managers     9/02 - Present
Director and President                                                   Vice President                9/02 - 11/02

                                   Dreyfus Service Corporation++         Chairman of the Board         4/02 - Present
                                                                         Chief Executive Officer       4/02 - Present
                                                                         Director                      8/00 - Present
                                                                         Executive Vice President      8/00 - 5/02
                                                                         Senior Vice President         3/00 - 8/00
                                                                         Executive Vice President -    5/98 - 3/00
                                                                         Dreyfus Investment Division

                                   Dreyfus Service Organization, Inc.    Director                      4/02 - Present

                                   Dreyfus Insurance Agency of           Director                      4/02 - Present
                                   Massachusetts Inc. ++

                                   Founders Asset Management             Member, Board of Managers     5/01 - Present
                                   LLC****
                                   Boston Safe Advisors, Inc. ++         Director                      10/01 - Present

RONALD P. O'HANLEY                 Mellon Financial Corporation+         Vice Chairman                 6/01 - Present
Vice Chairman
and Director                       Mellon Bank, N.A. +                   Vice Chairman                 6/01 - Present

                                   Mellon Growth Advisors, LLC*          Board Member                  1/02 - Present

                                   Standish-Mellon Asset Management      Board Member                  7/01 - Present
                                   Holdings, LLC
                                   One Financial Center
                                   Boston, MA 02211


                                   Standish-Mellon Asset Management      Board Member                  7/01 - Present
                                   Company, LLC
                                   One Financial Center
                                   Boston, MA 02211


                                   Franklin Portfolio Holdings, Inc.*    Director                      3/97 - Present

                                   Franklin Portfolio Associates,        Director                      3/97 - Present
                                   LLC*


                                   Pareto Partners (NY)                  Partner Representative        2/00 - Present
                                   505 Park Avenue
                                   NY, NY 10022

                                   Boston Safe Deposit and Trust         Executive Committee           1/99 - 1/01
                                   Company* Member
                                                                         Director                      1/99 - 1/01

                                   The Boston Company, Inc.*             Executive Committee           1/99 - 1/01
                                                                         Member                        1/99 - 1/01
                                                                         Director

                                   Buck Consultants, Inc.++              Director                      7/97 - Present

                                   Newton Management Limited             Executive Committee           10/98 - Present
                                   London, England Member
                                                                         Director                      10/98 - Present


                                   Mellon Global Investments Japan Ltd.  Non-Resident Director         11/98 - Present
                                   Tokyo, Japan


                                   TBCAM Holdings, Inc.*                 Director                      10/97 - Present

                                   The Boston Company Asset              Director                      1/98 - Present
                                   Management, LLC*

                                   Boston Safe Advisors, Inc. ++         Chairman                      6/97 - 10/01
                                                                         Director                      2/97 - 10/01

                                   Pareto Partners                       Partner Representative        5/97 - Present
                                   271 Regent Street
                                   London, England W1R 8PP

                                   Mellon Capital Management             Director                      2/97 -Present
                                   Corporation***

                                   Certus Asset Advisors Corp.**         Director                      2/97 - Present

                                   Mellon Bond Associates, LLP+          Trustee                       1/98 - Present
                                                                         Chairman                      1/98 - Present

                                   Mellon Equity Associates, LLP+        Trustee                       2/97 - Present
                                                                         Chairman                      2/97 - Present


                                   Mellon Global Investing Corp. *       Director                      5/97 - Present
                                                                         Chairman                      5/97 - Present
                                                                         Chief Executive Officer       5/97 - Present


                                   Laurel Capital Advisors+              Trustee                       3/97 - 10/01


J. DAVID OFFICER                   Dreyfus Service Corporation++         President                     3/00 - Present
Vice Chairman                                                            Executive Vice President      5/98 - 3/00
and Director                                                             Director                      3/99 - Present


                                   MBSC, LLC++                           Manager, Board of Managers    4/02 - Present
                                                                         and President


                                   Boston Safe Advisors, Inc.++          Director                      10/01 - Present


                                   Dreyfus Transfer, Inc.++             Chairman and Director         2/02 - Present


                                   Dreyfus Service Organization,         Director                      3/99 - Present
                                   Inc.++

                                   Dreyfus Insurance Agency of           Director                      5/98 - Present
                                   Massachusetts, Inc.*


                                   Dreyfus Brokerage Services, Inc.      Chairman                      3/99 -1/2
                                   6500 Wilshire Boulevard, 8th Floor,
                                   Los Angeles, CA 90048


                                   Seven Six Seven Agency, Inc.++        Director                      10/98 - Present

                                   Mellon Residential Funding Corp. +    Director                      4/97 - Present

                                   Mellon Trust of Florida, N.A.         Director                      8/97 - Present
                                   2875 Northeast 191st Street
                                   North Miami Beach, FL 33180

                                   Mellon Bank, N.A.+                    Executive Vice President      7/96 - Present

                                   The Boston Company, Inc.*             Vice Chairman                 1/97 - Present
                                                                         Director                      7/96 - Present

                                   RECO, Inc.*                           President                     11/96 - Present
                                                                         Director                      11/96 - Present

                                   Boston Safe Deposit and Trust         Director                      7/96 - Present
                                   Company*

                                   Mellon Trust of New York              Director                      6/96 - Present
                                   1301 Avenue of the Americas
                                   New York, NY 10019

                                   Mellon Trust of California            Director                      6/96 - Present
                                   400 South Hope Street
                                   Suite 400
                                   Los Angeles, CA 90071

                                   Mellon United National Bank           Director                      3/98 - Present
                                   1399 SW 1st Ave., Suite 400
                                   Miami, Florida

                                   Boston Group Holdings, Inc.*          Director                      12/97 - Present


                                   Dreyfus Financial Services Corp. +    Director                      9/96 - 4/02


                                   Dreyfus Investment Services           Director                      4/96 - Present
                                   Corporation+

RICHARD W. SABO                    Founders Asset Management             President                     12/98 - Present
Director                           LLC****                               Chief Executive Officer       12/98 - Present


DIANE P. DURNIN                    Seven Six Seven Agency, Inc. ++       Director                      4/02 - Present
Executive Vice President


MARK N. JACOBS                     Dreyfus Investment                    Director                      4/97 - Present
General Counsel,                   Advisors, Inc.++
Executive Vice President, and
Secretary                          The Dreyfus Trust Company+++          Director                      3/96 - Present

                                   The TruePenny Corporation++           President                     10/98 - Present
                                                                         Director                      3/96 - Present


PATRICE M. KOZLOWSKI               None
Senior Vice President -
Corporate
Communications


WILLIAM H. MARESCA                 Lighthouse Growth Advisors LLC++      Member, Board of Managers     9/02 - Present
Controller                                                               Vice President and            9/02 - Present
                                                                         Treasurer


                                                                         Chief Financial Officer
                                   The Dreyfus Trust Company+++          Treasurer                     3/99 - Present
                                                                         Director                      9/98 - Present
                                                                                                       3/97 - Present


                                   MBSC, LLC++                           Chief Financial Officer and   4/02 - Present
                                                                         Manager, Board of Managers


                                   Boston Safe Advisors, Inc. ++         Chief Financial Officer and   10/01 - Present
                                                                         Director

                                   Dreyfus Service Corporation++         Chief Financial Officer       12/98 - Present
                                                                         Director                      8/00 - Present

                                   Dreyfus Consumer Credit               Treasurer                     10/98 - Present
                                   Corporation ++

                                   Dreyfus Investment Advisors, Inc. ++  Treasurer                     10/98 - Present


                                   Dreyfus-Lincoln, Inc.                 Vice President                10/98 - Present
                                   c/o Mellon Corporation                Director                      2/02 - Present
                                   Two Greenville Center
                                   4001 Kennett Pike
                                   Suite 218
                                   Greenville, DE 19807

                                   The TruePenny Corporation++           Vice President                10/98 - Present
                                                                         Director                      2/02 - Present

                                   The Trotwood Corporation++            Vice President                10/98 - 7/99

                                   Trotwood Hunters Corporation++        Vice President                10/98 - 7/99

                                   Trotwood Hunters Site A Corp. ++      Vice President                10/98 - 7/99


                                   Dreyfus Transfer, Inc. ++             Chief Financial Officer       5/98 - Present


                                   Dreyfus Service                       Treasurer                     3/99 - Present
                                   Organization, Inc.++

                                   Dreyfus Insurance Agency of           Assistant Treasurer           5/98 - Present
                                   Massachusetts, Inc.*

MARY BETH LEIBIG                   None
Vice President -
Human Resources


ANGELA E. PRICE                    None
Vice President

THEODORE A. SCHACHAR               Lighthouse Growth Advisors LLC++      Assistant Treasurer           9/02 - Present
Vice President - Tax

                                   Dreyfus Service Corporation++         Vice President -Tax           10/96 - Present


                                   MBSC, LLC++                           Vice President -Tax           4/02 - Present


                                   The Dreyfus Consumer Credit           Chairman                      6/99 - Present
                                   Corporation ++                        President                     6/99 - Present

                                   Dreyfus Investment Advisors,          Vice President - Tax          10/96 - Present
                                   Inc.++

                                   Dreyfus Service Organization,         Vice President - Tax          10/96 - Present
                                   Inc.++
WENDY STRUTT                       None
Vice President

RAYMOND J. VAN COTT                Mellon Financial Corporation+         Vice President                7/98 - Present
Vice President -
Information Systems

JAMES BITETTO                      The TruePenny Corporation++           Secretary                     9/98 - Present
Assistant Secretary
                                   Dreyfus Service Corporation++         Assistant Secretary           8/98 - Present

                                   Dreyfus Investment                    Assistant Secretary           7/98 - Present
                                   Advisors, Inc.++

                                   Dreyfus Service                       Assistant Secretary           7/98 - Present
                                   Organization, Inc.++


                                   The Dreyfus Consumer Credit           Vice President and Director   2/02 - Present
                                   Corporation++

STEVEN F. NEWMAN                   Dreyfus Transfer, Inc. ++             Vice President                2/97 - Present
Assistant Secretary                                                      Director                      2/97 - Present
                                                                         Secretary                     2/97 - Present


                                   Dreyfus Service                       Secretary                     7/98 - Present
                                   Organization, Inc.++

*        The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**       The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***      The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****     The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.
+        The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++       The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++      The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.


Item 27.    Principal Underwriters
________    ______________________

      (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1)   CitizensSelect Funds
2)   Dreyfus A Bonds Plus, Inc.
3)   Dreyfus Appreciation Fund, Inc.
4)   Dreyfus Balanced Fund, Inc.
5)   Dreyfus BASIC Money Market Fund, Inc.
6)   Dreyfus BASIC U.S. Mortgage Securities Fund
7)   Dreyfus BASIC U.S. Government Money Market Fund
8)   Dreyfus Bond Funds, Inc.
9)   Dreyfus California Intermediate Municipal Bond Fund
10)  Dreyfus California Tax Exempt Bond Fund, Inc.
11)  Dreyfus California Tax Exempt Money Market Fund
12)  Dreyfus Cash Management
13)  Dreyfus Cash Management Plus, Inc.
14)  Dreyfus Connecticut Intermediate Municipal Bond Fund
15)  Dreyfus Connecticut Municipal Money Market Fund, Inc.
16)  Dreyfus Fixed Income Securities
17)  Dreyfus Florida Intermediate Municipal Bond Fund
18)  Dreyfus Florida Municipal Money Market Fund
19)  Dreyfus Founders Funds, Inc.
20)  The Dreyfus Fund Incorporated
21)  Dreyfus GNMA Fund, Inc.
22)  Dreyfus Government Cash Management Funds
23)  Dreyfus Growth and Income Fund, Inc.
24)  Dreyfus Growth and Value Funds, Inc.
25)  Dreyfus Growth Opportunity Fund, Inc.
26)  Dreyfus Index Funds, Inc.
27)  Dreyfus Institutional Cash Advantage Funds
28)  Dreyfus Institutional Money Market Fund
29)  Dreyfus Institutional Preferred Money Market Funds
30)  Dreyfus Insured Municipal Bond Fund, Inc.
31)  Dreyfus Intermediate Municipal Bond Fund, Inc.
32)  Dreyfus International Funds, Inc.
33)  Dreyfus Investment Grade Bond Funds, Inc.
34)  Dreyfus Investment Portfolios
35)  The Dreyfus/Laurel Funds, Inc.
36)  The Dreyfus/Laurel Funds Trust
37)  The Dreyfus/Laurel Tax-Free Municipal Funds
38)  Dreyfus LifeTime Portfolios, Inc.
39)  Dreyfus Liquid Assets, Inc.
40)  Dreyfus Massachusetts Intermediate Municipal Bond Fund
41)  Dreyfus Massachusetts Municipal Money Market Fund
42)  Dreyfus Massachusetts Tax Exempt Bond Fund
43)  Dreyfus Midcap Index Fund, Inc.
44)  Dreyfus Money Market Instruments, Inc.
45)  Dreyfus Municipal Bond Fund, Inc.
46)  Dreyfus Municipal Cash Management Plus
47)  Dreyfus Municipal Funds, Inc.
48)  Dreyfus Municipal Money Market Fund, Inc.
49)  Dreyfus New Jersey Intermediate Municipal Bond Fund
50)  Dreyfus New Jersey Municipal Money Market Fund, Inc.
51)  Dreyfus New York Municipal Cash Management
52)  Dreyfus New York Tax Exempt Bond Fund, Inc.
53)  Dreyfus New York Tax Exempt Intermediate Bond Fund
54)  Dreyfus New York Tax Exempt Money Market Fund
55)  Dreyfus U.S. Treasury Intermediate Term Fund
56)  Dreyfus U.S. Treasury Long Term Fund
57)  Dreyfus 100% U.S. Treasury Money Market Fund
58)  Dreyfus Pennsylvania Intermediate Municipal Bond Fund
59)  Dreyfus Pennsylvania Municipal Money Market Fund
60)  Dreyfus Premier California Municipal Bond Fund
61)  Dreyfus Premier Equity Funds, Inc.
62)  Dreyfus Premier Fixed Income Funds
63)  Dreyfus Premier International Funds, Inc.
64)  Dreyfus Premier GNMA Fund
65)  Dreyfus Premier Municipal Bond Fund
66)  Dreyfus Premier New Jersey Municipal Bond Fund, Inc.
67)  Dreyfus Premier New Leaders Fund, Inc.
68)  Dreyfus Premier New York Municipal Bond Fund
69)  Dreyfus Premier Opportunity Funds
70)  Dreyfus Premier State Municipal Bond Fund
71)  Dreyfus Premier Stock Funds
72)  The Dreyfus Premier Third Century Fund, Inc.
73)  Dreyfus Premier Value Equity Funds
74)  Dreyfus Premier Worldwide Growth Fund, Inc.
75)  Dreyfus Short-Intermediate Government Fund
76)  Dreyfus Short-Intermediate Municipal Bond Fund
77)  The Dreyfus Socially Responsible Growth Fund, Inc.
78)  Dreyfus Stock Index Fund, Inc.
79)  Dreyfus Tax Exempt Cash Management
80)  Dreyfus Treasury Cash Management
81)  Dreyfus Treasury Prime Cash Management
82)  Dreyfus Variable Investment Fund
83)  Dreyfus Worldwide Dollar Money Market Fund, Inc.
84)  General California Municipal Bond Fund, Inc.
85)  General California Municipal Money Market Fund
86)  General Government Securities Money Market Funds, Inc.
87)  General Money Market Fund, Inc.
88)  General Municipal Bond Fund, Inc.
89)  General Municipal Money Market Funds, Inc.
90)  General New York Municipal Bond Fund, Inc.
91)  General New York Municipal Money Market Fund
92)  Mellon Funds Trust



(b)

                                                                                                 None Positions
Name and principal                                                                               and offices with
business address                      Positions and offices with the Distributor                 Registrant
----------------                      ------------------------------------------                 ----------

Michael G. Millard *                  Chief Executive Officer and Chairman of the Board          None
J. David Officer *                    President and Director                                     None
J. Charles Cardona *                  Executive Vice President and Director                      Executive Vice
                                                                                                 President
Anthony DeVivio **                    Executive Vice President and Director                      None
James Neiland*                        Executive Vice President and Director                      None
Irene Papadoulis **                   Director                                                   None
Prasanna Dhore *                      Executive Vice President                                   None
Noreen Ross *                         Executive Vice President                                   None
Matthew R. Schiffman *                Executive Vice President                                   None
William H. Maresca *                  Chief Financial Officer and Director                       None
Ken Bradle **                         Senior Vice President                                      None
Stephen R. Byers *                    Senior Vice President                                      Executive Vice
                                                                                                 President
Lawrence S. Kash *                    Senior Vice President                                      None
Walter Kress *                        Senior Vice President                                      None
Matthew Perrone **                    Senior Vice President                                      None
Bradley J. Skapyak *                  Senior Vice President                                      None
Bret Young *                          Senior Vice President                                      None
Jane Knight *                         Chief Legal Officer and Secretary                          None
Stephen Storen *                      Chief Compliance Officer                                   None
Maria Georgopoulos *                  Vice President - Facilities Management                     None
William Germenis *                    Vice President - Compliance                                Anti-Money
                                                                                                 Laundering
                                                                                                 Compliance Officer
Tracy Hopkins *                       Vice President                                             None
Hal Marshall *                        Vice President - Compliance                                None
Mary Merkle *                         Vice President - Compliance                                None
Paul Molloy *                         Vice President                                             None
James Muir *                          Vice President - Compliance                                None
Anthony Nunez *                       Vice President - Finance                                   None
Theodore A. Schachar *                Vice President - Tax                                       None
William Schalda *                     Vice President                                             None
John Shea *                           Vice President - Finance                                   None
Susan Verbil *                        Vice President - Finance                                   None
William Verity *                      Vice President - Finance                                   None
James Windels *                       Vice President                                             Treasurer
James Bitetto *                       Assistant Secretary                                        None
Ronald Jamison *                      Assistant Secretary                                        None
Carlene Kim *                         Assistant Secretary                                        None


*   Principal business address is 200 Park Avenue, New York, NY 10166.
**  Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.





Item 28.  Location of Accounts and Records
-------   --------------------------------

               1.     Mellon Bank, N.A.
                      One Mellon Bank Center
                      Pittsburgh, Pennsylvania 15258


               2.     Boston Financial Services, Inc.
                      One American Express Plaza
                      Providence, Rhode Island 02903


               3.     The Dreyfus Corporation
                      200 Park Avenue
                      New York, New York 10166

Item 29.  Management Services
-------   -------------------

          Not Applicable

Item 30.  Undertakings
-------   ------------

          None


                                   SIGNATURES
                                  -------------


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 17th day of April, 2003.


                  THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

           BY:  /s/STEPHEN E. CANTER*
                   ---------------------------------------------
                   Stephen E. Canter, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

        Signatures                           Title                     Date



/s/STEPHEN E. CANTER*            President (Principal Executive     04/17/03
   ------------------------      Officer)
    Stephen E. Canter

/s/JAMES WINDELS*                Treasurer (Principal Financial     04/17/03
   ------------------------      and Accounting Officer)
    James Windels

/s/JOSEPH S. DIMARTINO*          Chairman of the Board              04/17/03
   ------------------------
    Joseph S. DiMartino

/s/CLIFFORD L. ALEXANDER, JR.*   Board Member                       04/17/03
   -------------------------
   Clifford L. Alexander, Jr.

/s/LUCY WILSON BENSON*           Board Member                       04/17/03
   ------------------------
    Lucy Wilson Benson

/s/DAVID W. BURKE*               Board Member                       04/17/03
   ------------------------
    David W. Burke

/s/WHITNEY I. GERARD*            Board Member                       04/17/03
   ------------------------
    Whitney I. Gerard

/s/ARTHUR A. HARTMAN*            Board Member                       04/17/03
   ------------------------
    Arthur A. Hartman

/s/GEORGE L. PERRY*              Board Member                       04/17/03
   ------------------------
    George L. Perry



*BY:    /s/ Jeff Prusnofsky
        Jeff Prusnofsky
        Attorney-in-Fact

                                        EXHIBIT INDEX


Exhibits


        (j) Consent of Independent Auditors.

Other Exhibits

        (a) Power of Attorney of Board members.

        (b) Certificate of Assistant Secretary.